SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration of credit risk [Line Items]
Value Added Tax Rate On Revenue From Primary Agricultural Products		0.00%
Marketing and Advertising Expense			$ 101,232
Other Liabilities, Noncurrent		$ 29,540	1,534,449
Operating Leases, Term		15 years
Customer Loyalty Program Liability, Description		In 2016, the Group launched a customer loyalty program to certain qualified customers, who can earn customer credits from purchases if their annual spending with the Group exceeds RMB10 million.
Customer Loyalty Program, Shares To Be Issued				4,420
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 1,377,503
Impairment of Intangible Assets (Excluding Goodwill)	$ 1,236,208	$ 8,637,214	19,765,615	0
Goodwill, Impairment Loss	$ 72,580,644	$ 115,178,704	147,018,425	0
Loyalty Program Description		In 2017, the Group announced its revised customer loyalty program to certain qualified customers for granting customer credits only if their annual spending with the Group exceeds RMB100 million.
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ 0
Description Of Emerging Growth Company		As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an “emerging growth company” (“EGC”) pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
Operating Leases, Future Minimum Payments Due		$ 145,444
Provision for Doubtful Accounts		293,814	0	0
Cost-method Investments, Other than Temporary Impairment		$ 723,139
Maximum [Member]
Concentration of credit risk [Line Items]
Value Added Tax Rate On Revenue From Sale Of Other Products		17.00%
Value Added Tax Rate On Revenue From Sale Of Agriculture Products		11.00%
Minimum [Member]
Concentration of credit risk [Line Items]
Value Added Tax Rate On Revenue From Sale Of Other Products		16.00%
Value Added Tax Rate On Revenue From Sale Of Agriculture Products		10.00%
Additional Paid-in Capital [Member]
Concentration of credit risk [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				1,377,503
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Concentration of credit risk [Line Items]
Other Liabilities, Noncurrent			$ 1,386,749	1,086,342
Selling and Marketing Expense [Member]
Concentration of credit risk [Line Items]
Marketing and Advertising Expense		$ 137,464		$ 498,045